Equity (Details Textual) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
	May 10, 2019	Apr. 04, 2019	Mar. 13, 2018 USD ($) shares	May 22, 2019 USD ($) shares	Jan. 18, 2019 USD ($) shares	Nov. 28, 2013 $ / shares shares	Dec. 31, 2019 shares	Sep. 30, 2019 shares	Sep. 10, 2019 shares	Dec. 31, 2018 shares	Dec. 12, 2018 ILS (₪) ₪ / shares shares	May 31, 2018 shares	Dec. 03, 2015 ILS (₪) ₪ / shares shares
Statement Line Items [Line Items]
Description of option agreement	(1) ADS representing two (2) ordinary shares to a new ratio of one (1) ADS representing thirty (30) ordinary shares. For ADS holders, the ratio change had the same effect as a one-for-fifteen reverse ADS split. All ADS and per ADS data in the financial statements and their related notes have been retroactively adjusted for all periods presented to reflect the ratio change.
2013 Plan [Member]
Statement Line Items [Line Items]
Description of option agreement						Under the 2013 Plan, the Company may grant its officers, directors, employees and consultants, Stock options, of the Company. Each Stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.
Reserved for issuance shares of common stock						2,500,000
NIS [Member] | 2013 Plan [Member]
Statement Line Items [Line Items]
Ordinary shares par value | $ / shares						$ 0.25
January 2019 Financing [Member]
Statement Line Items [Line Items]
Description of warrants exercised							The fair value of the warrants issued as part of the January 2019 Financing, as of commitment date and December 31, 2019 were USD 784 and USD 30, respectively.
May 2019 Financing [Member]
Statement Line Items [Line Items]
Description of warrants exercised							The fair value of the warrants issued as part of the May 2019 Financing, as of commitment date and December 31, 2019 were USD 2,109 and USD 1,425, respectively.
April 2019 Financing [Member]
Statement Line Items [Line Items]
Description of warrants exercised							The fair value of the warrants issued as part of the April 2019 Financing, as of commitment date and December 31, 2019 were USD 977 and USD 94, respectively.
Ordinary Shares [Member]
Statement Line Items [Line Items]
Number of shares authorized										500,000,000
Ordinary shares									19,934,355
Warrants to purchase additional shares			5,000,004	45,000,000	4,476,192
Aggregate purchase price | $			$ 5,000	$ 6,000	$ 2,350
Cash issuance costs | $				$ 540	$ 428
Ordinary Shares [Member] | Univo Agreement [Member]
Statement Line Items [Line Items]
Ordinary shares								19,934,355
Ordinary Shares [Member] | Consultant [Member]
Statement Line Items [Line Items]
Number of shares authorized							500,000,000
Ordinary shares							996,690
Ordinary Shares [Member] | NIS [Member]
Statement Line Items [Line Items]
Ordinary shares par value | ₪ / shares											₪ .25		₪ 0.25
Authorized share capital | ₪											₪ 105,000		₪ 10,000
Increased authorized share capital | ₪											₪ 125,000		₪ 20,000
Number of shares authorized											500,000,000		80,000,000
ADS [Member]
Statement Line Items [Line Items]
Ordinary shares												400,000
Ordinary shares issued										18,500		200,000
ADS [Member] | January 2019 Financing [Member]
Statement Line Items [Line Items]
Sold an aggregate shares					149,206
Ordinary shares					4,476,192
Warrants to purchase additional shares					149,206
Description of warrants exercised		The Company also issued unregistered placement agent warrants to purchase an aggregate of 16,410 ADSs representing 492,308 ordinary shares on the same terms as the warrants except they have a term of five years.
ADS [Member] | May 2019 Financing [Member]
Statement Line Items [Line Items]
Sold an aggregate shares				1,500,000
Ordinary shares				45,000,000
Warrants to purchase additional shares				1,500,000
Description of warrants exercised				The Company also issued unregistered placement agent warrants to purchase an aggregate of 75,000 ADSs representing 2,250,000 ordinary shares on the same terms as the warrants except they have a term of five years.
ADS [Member] | Private Placement and Accredited Investors [Member] | January 2017 Financing [Member]
Statement Line Items [Line Items]
Sold an aggregate shares			3,333,336
Ordinary shares			6,666,672
Warrants to purchase additional shares			2,500,002
Description of warrants exercised			The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of USD 2.00 per ADS (subject to certain adjustments). The Company also issued placement agent warrants to purchase 166,667 ADSs representing 333,334 ordinary shares exercisable at USD 2.00 per ADS, subject to certain adjustments, for a period of five years.
ADS [Member] | Ordinary Shares [Member]
Statement Line Items [Line Items]
Ordinary shares										37,000